American Funds Mortgage Fund®
Investment portfolio
May 31, 2019
unaudited
Bonds, notes & other debt instruments 84.18% Mortgage-backed obligations 60.77% Federal agency mortgage-backed obligations 59.06%	Principal amount (000)	Value (000)
Fannie Mae 3.00% 2033[1]	$ 405	$ 408
Fannie Mae 3.00% 2034[1,2]	21,636	21,954
Fannie Mae 5.00% 2040[1]	958	992
Fannie Mae 4.00% 2043[1]	5,826	6,084
Fannie Mae 4.50% 2047[1]	5,263	5,430
Fannie Mae 3.50% 2053[1]	1,734	1,737
Fannie Mae 3.50% 2057[1]	19,523	20,017
Fannie Mae Pool #AE9138 3.50% 2020[1]	3	3
Fannie Mae Pool #AK9045 3.00% 2027[1]	27	28
Fannie Mae Pool #BD2402 3.00% 2031[1]	447	454
Fannie Mae Pool #BM1275 3.00% 2032[1]	965	980
Fannie Mae Pool #BE3641 3.00% 2032[1]	854	868
Fannie Mae Pool #BJ5987 3.00% 2032[1]	811	823
Fannie Mae Pool #MA1640 2.50% 2033[1]	1,885	1,895
Fannie Mae Pool #AB9299 2.50% 2033[1]	507	506
Fannie Mae Pool #CA2545 3.00% 2033[1]	974	988
Fannie Mae Pool #BK4390 3.00% 2033[1]	971	986
Fannie Mae Pool #BK1943 3.00% 2033[1]	944	958
Fannie Mae Pool #CA1624 3.00% 2033[1]	907	920
Fannie Mae Pool #BK0785 3.00% 2033[1]	754	765
Fannie Mae Pool #BJ4876 3.00% 2033[1]	650	660
Fannie Mae Pool #BK0857 3.00% 2033[1]	611	621
Fannie Mae Pool #BM5111 3.00% 2033[1]	371	377
Fannie Mae Pool #MA3437 3.00% 2033[1]	297	302
Fannie Mae Pool #BK3714 3.00% 2033[1]	233	237
Fannie Mae Pool #BJ7193 3.00% 2033[1]	230	233
Fannie Mae Pool #BJ5923 3.00% 2033[1]	173	176
Fannie Mae Pool #BJ4856 3.00% 2033[1]	157	160
Fannie Mae Pool #BK5000 3.00% 2033[1]	53	54
Fannie Mae Pool #BJ4573 3.00% 2033[1]	28	28
Fannie Mae Pool #BM3919 3.00% 2033[1]	23	23
Fannie Mae Pool #BJ9000 3.50% 2033[1]	311	321
Fannie Mae Pool #CA2106 3.50% 2033[1]	75	77
Fannie Mae Pool #MA3490 4.00% 2033[1]	118,204	122,144
Fannie Mae Pool #MA3439 4.00% 2033[1]	15,489	16,014
Fannie Mae Pool #MA3631 3.00% 2034[1]	4,170	4,232
Fannie Mae Pool #BJ7631 3.00% 2034[1]	369	374
Fannie Mae Pool #MA3657 3.00% 2034[1]	62	62
Fannie Mae Pool #MA2746 4.00% 2036[1]	5,869	6,135
Fannie Mae Pool #AS7224 4.00% 2036[1]	5,585	5,838
Fannie Mae Pool #MA2717 4.00% 2036[1]	3,563	3,724
Fannie Mae Pool #MA2819 4.00% 2036[1]	3,303	3,453
Fannie Mae Pool #MA2787 4.00% 2036[1]	1,649	1,724
Fannie Mae Pool #MA2630 4.00% 2036[1]	733	766
Fannie Mae Pool #MA3186 4.00% 2037[1]	14,893	15,531
Fannie Mae Pool #AU0626 2.275% 2043[1]	185	175
American Funds Mortgage Fund — Page 1 of 12

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AT7470 2.275% 2043[1]	$ 121	$ 114
Fannie Mae Pool #AU8121 2.275% 2043[1]	104	98
Fannie Mae Pool #AU8120 2.275% 2043[1]	81	77
Fannie Mae Pool #AU0627 2.525% 2043[1]	211	208
Fannie Mae Pool #AU3962 2.525% 2043[1]	139	137
Fannie Mae Pool #AU1583 2.525% 2043[1]	136	134
Fannie Mae Pool #AT4747 2.525% 2043[1]	130	128
Fannie Mae Pool #AU1575 2.525% 2043[1]	128	126
Fannie Mae Pool #AU3961 2.525% 2043[1]	121	119
Fannie Mae Pool #AU1584 2.525% 2043[1]	116	114
Fannie Mae Pool #AU3963 2.525% 2043[1]	99	98
Fannie Mae Pool #AU8122 2.525% 2043[1]	96	95
Fannie Mae Pool #AT7476 2.525% 2043[1]	94	92
Fannie Mae Pool #AU8124 2.525% 2043[1]	83	82
Fannie Mae Pool #AU8123 2.525% 2043[1]	79	78
Fannie Mae Pool #AU6340 2.525% 2043[1]	78	77
Fannie Mae Pool #AU1585 2.525% 2043[1]	66	65
Fannie Mae Pool #AU4813 2.525% 2043[1]	59	58
Fannie Mae Pool #AU4814 2.525% 2043[1]	49	48
Fannie Mae Pool #AU8126 2.775% 2043[1]	349	348
Fannie Mae Pool #AU1577 2.775% 2043[1]	349	347
Fannie Mae Pool #AU4816 2.775% 2043[1]	324	323
Fannie Mae Pool #AU4817 2.775% 2043[1]	273	272
Fannie Mae Pool #AT9853 2.775% 2043[1]	219	218
Fannie Mae Pool #AU3964 2.775% 2043[1]	208	207
Fannie Mae Pool #AU1587 2.775% 2043[1]	125	125
Fannie Mae Pool #AU1586 2.775% 2043[1]	121	121
Fannie Mae Pool #AU6341 2.775% 2043[1]	103	103
Fannie Mae Pool #AT9852 2.775% 2043[1]	102	102
Fannie Mae Pool #AU8125 2.775% 2043[1]	97	96
Fannie Mae Pool #AU1576 2.775% 2043[1]	85	85
Fannie Mae Pool #AU0629 2.775% 2043[1]	63	63
Fannie Mae Pool #AU3965 2.775% 2043[1]	60	59
Fannie Mae Pool #AT8826 2.775% 2043[1]	57	57
Fannie Mae Pool #AU8127 2.775% 2043[1]	54	54
Fannie Mae Pool #AT8825 2.775% 2043[1]	44	44
Fannie Mae Pool #AU3966 3.025% 2043[1]	334	336
Fannie Mae Pool #AT7457 3.025% 2043[1]	203	205
Fannie Mae Pool #AU3968 3.025% 2043[1]	184	185
Fannie Mae Pool #AU1589 3.025% 2043[1]	161	162
Fannie Mae Pool #AU3967 3.025% 2043[1]	133	134
Fannie Mae Pool #AU8129 3.025% 2043[1]	104	105
Fannie Mae Pool #AU4819 3.025% 2043[1]	92	92
Fannie Mae Pool #AU1588 3.025% 2043[1]	85	85
Fannie Mae Pool #AU6343 3.025% 2043[1]	81	81
Fannie Mae Pool #AU0630 3.025% 2043[1]	75	75
Fannie Mae Pool #AU6342 3.025% 2043[1]	43	43
Fannie Mae Pool #AT8828 3.275% 2043[1]	156	158
Fannie Mae Pool #AU6344 3.275% 2043[1]	141	143
Fannie Mae Pool #AT8820 3.275% 2043[1]	70	71
Fannie Mae Pool #AU8131 3.275% 2043[1]	60	61
Fannie Mae Pool #AU1591 3.275% 2043[1]	32	32
Fannie Mae Pool #AL7701 4.00% 2045[1]	9,073	9,505
Fannie Mae Pool #BD2379 4.00% 2046[1]	7,258	7,529
American Funds Mortgage Fund — Page 2 of 12

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BD2440 3.50% 2047[1]	$ 1,297	$ 1,327
Fannie Mae Pool #AS9454 4.00% 2047[1]	64,231	66,629
Fannie Mae Pool #CA0133 4.00% 2047[1]	46,086	47,808
Fannie Mae Pool #BH2597 4.00% 2047[1]	19,243	19,961
Fannie Mae Pool #BH8285 4.00% 2047[1]	18,540	19,233
Fannie Mae Pool #BH2060 4.00% 2047[1]	7,445	7,723
Fannie Mae Pool #BH4604 4.00% 2047[1]	4,542	4,712
Fannie Mae Pool #BH2062 4.00% 2047[1]	4,449	4,615
Fannie Mae Pool #BH2884 4.00% 2047[1]	2,419	2,509
Fannie Mae Pool #MA3183 4.00% 2047[1]	102	106
Fannie Mae Pool #MA3088 4.00% 2047[1]	82	86
Fannie Mae Pool #BK3204 3.50% 2048[1]	3,793	3,879
Fannie Mae Pool #MA3384 4.00% 2048[1]	86,774	89,912
Fannie Mae Pool #MA3467 4.00% 2048[1]	21,346	22,035
Fannie Mae Pool #BJ9256 4.00% 2048[1]	13,079	13,558
Fannie Mae Pool #MA3536 4.00% 2048[1]	10,310	10,645
Fannie Mae Pool #BN0874 4.00% 2048[1]	5,547	5,732
Fannie Mae Pool #BK8894 4.00% 2048[1]	3,000	3,101
Fannie Mae Pool #CA2538 4.00% 2048[1]	2,000	2,069
Fannie Mae Pool #BK0920 4.00% 2048[1]	1,335	1,384
Fannie Mae Pool #BK8819 4.00% 2048[1]	1,000	1,033
Fannie Mae Pool #BK7117 4.00% 2048[1]	806	835
Fannie Mae Pool #MA3415 4.00% 2048[1]	772	798
Fannie Mae Pool #MA3495 4.00% 2048[1]	694	720
Fannie Mae Pool #CA2376 4.00% 2048[1]	659	683
Fannie Mae Pool #BK5328 4.00% 2048[1]	190	196
Fannie Mae Pool #BM2006 4.00% 2048[1]	97	101
Fannie Mae Pool #CA1907 4.50% 2048[1]	193,748	203,223
Fannie Mae Pool #CA1709 4.50% 2048[1]	97,702	102,514
Fannie Mae Pool #CA1563 4.50% 2048[1]	39,324	41,263
Fannie Mae Pool #CA2055 4.50% 2048[1]	37,143	38,958
Fannie Mae Pool #MA3468 4.50% 2048[1]	33,910	35,559
Fannie Mae Pool #MA3496 4.50% 2048[1]	6,280	6,561
Fannie Mae Pool #CA1389 4.50% 2048[1]	886	930
Fannie Mae Pool #BN1576 4.50% 2048[1]	355	372
Fannie Mae Pool #CA1574 5.00% 2048[1]	30,883	32,623
Fannie Mae Pool #CA3309 3.50% 2049[1]	8,318	8,490
Fannie Mae Pool #MA3637 3.50% 2049[1]	1,732	1,768
Fannie Mae Pool #BN6407 3.50% 2049[1]	1,635	1,669
Fannie Mae Pool #BN1030 3.50% 2049[1]	394	402
Fannie Mae Pool #MA3563 4.00% 2049[1]	14,060	14,550
Fannie Mae Pool #MA3638 4.00% 2049[1]	500	516
Fannie Mae Pool #MA3592 4.00% 2049[1]	38	40
Fannie Mae Pool #MA3639 4.50% 2049[1]	35,638	37,229
Fannie Mae Pool #MA3593 4.50% 2049[1]	25,484	26,645
Fannie Mae Pool #MA3564 4.50% 2049[1]	24,334	25,420
Fannie Mae Pool #BJ7731 4.50% 2049[1]	1,904	1,994
Fannie Mae Pool #MA3616 4.50% 2049[1]	487	509
Freddie Mac 4.00% 2036[1]	1,486	1,554
Freddie Mac 4.00% 2036[1]	1,479	1,547
Freddie Mac 4.00% 2036[1]	1,098	1,149
Freddie Mac 6.00% 2038[1]	123	139
Freddie Mac 4.00% 2041[1]	358	370
Freddie Mac 3.00% 2046[1]	95,894	96,974
American Funds Mortgage Fund — Page 3 of 12

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2046[1]	$ 349	$ 353
Freddie Mac 4.00% 2046[1]	11,511	11,947
Freddie Mac 4.50% 2046[1]	1,312	1,380
Freddie Mac 4.00% 2047[1]	8,926	9,264
Freddie Mac 4.00% 2047[1]	3,121	3,197
Freddie Mac 4.00% 2048[1]	73,776	76,258
Freddie Mac 4.00% 2048[1]	67,051	69,554
Freddie Mac 4.00% 2048[1]	27,674	28,597
Freddie Mac 5.00% 2048[1]	2,662	2,813
Freddie Mac Pool #G18655 3.00% 2032[1]	783	795
Freddie Mac Pool #ZS8710 3.00% 2033[1]	165,182	167,661
Freddie Mac Pool #G18715 3.00% 2033[1]	109,365	111,069
Freddie Mac Pool #G18719 3.00% 2034[1]	58,078	58,983
Freddie Mac Pool #760014 3.33% 2045[1,3]	15,843	16,087
Freddie Mac Pool #V84817 3.50% 2047[1]	79	80
Freddie Mac Pool #V84872 3.50% 2048[1]	469	480
Freddie Mac Pool #Q59000 4.00% 2048[1]	40,294	41,799
Freddie Mac Pool #V85471 3.50% 2049[1]	12,452	12,718
Freddie Mac Pool #V85284 3.50% 2049[1]	1,604	1,641
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[1]	480	483
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.50% 2056[1]	22,277	22,683
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[1]	16,153	16,296
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	15,376	15,308
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,3]	11,671	11,751
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 2057[1,3]	87,348	88,375
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	74,360	75,593
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	54,771	55,815
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 2057[1]	2,690	2,735
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[1]	5,610	5,788
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	91,525	95,212
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	16,912	17,548
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[1,4]	126,954	132,007
Government National Mortgage Assn. 4.00% 2032[1]	777	811
Government National Mortgage Assn. 4.00% 2032[1]	591	618
Government National Mortgage Assn. 6.50% 2032[1]	915	1,036
Government National Mortgage Assn. 3.75% 2034[1]	1,189	1,232
Government National Mortgage Assn. 4.25% 2034[1]	1,111	1,166
Government National Mortgage Assn. 3.25% 2035[1]	2,789	2,866
Government National Mortgage Assn. 3.25% 2035[1]	1,764	1,813
Government National Mortgage Assn. 3.25% 2035[1]	1,416	1,456
Government National Mortgage Assn. 3.25% 2035[1]	1,370	1,409
Government National Mortgage Assn. 5.00% 2035[1]	535	564
Government National Mortgage Assn. 3.75% 2037[1]	417	433
Government National Mortgage Assn. 6.50% 2038[1]	350	396
Government National Mortgage Assn. 6.50% 2038[1]	55	58
Government National Mortgage Assn. 6.00% 2039[1]	2,460	2,695
Government National Mortgage Assn. 3.25% 2040[1]	1,116	1,148
Government National Mortgage Assn. 3.25% 2040[1]	995	1,022
Government National Mortgage Assn. 3.25% 2040[1]	743	764
Government National Mortgage Assn. 5.00% 2040[1]	172	180
Government National Mortgage Assn. 5.50% 2040[1]	2,729	2,912
Government National Mortgage Assn. 4.00% 2041[1]	1,101	1,106
Government National Mortgage Assn. 4.50% 2041[1]	1,304	1,361
Government National Mortgage Assn. 4.50% 2041[1]	750	783
American Funds Mortgage Fund — Page 4 of 12

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 2041[1]	$ 604	$ 627
Government National Mortgage Assn. 4.50% 2041[1]	280	292
Government National Mortgage Assn. 4.50% 2041[1]	272	283
Government National Mortgage Assn. 5.00% 2041[1]	2,796	2,927
Government National Mortgage Assn. 5.00% 2041[1]	2,034	2,129
Government National Mortgage Assn. 5.00% 2041[1]	855	899
Government National Mortgage Assn. 6.50% 2041[1]	239	273
Government National Mortgage Assn. 2.75% 2042[1]	539	542
Government National Mortgage Assn. 2.75% 2042[1]	387	389
Government National Mortgage Assn. 2.75% 2042[1]	385	386
Government National Mortgage Assn. 2.75% 2042[1]	346	347
Government National Mortgage Assn. 2.75% 2042[1]	248	249
Government National Mortgage Assn. 2.75% 2042[1]	173	174
Government National Mortgage Assn. 2.75% 2042[1]	67	67
Government National Mortgage Assn. 3.50% 2042[1]	654	677
Government National Mortgage Assn. 3.50% 2042[1]	547	565
Government National Mortgage Assn. 4.00% 2042[1]	676	705
Government National Mortgage Assn. 4.00% 2042[1]	635	659
Government National Mortgage Assn. 4.00% 2042[1]	475	492
Government National Mortgage Assn. 4.50% 2042[1]	1,632	1,704
Government National Mortgage Assn. 3.50% 2043[1]	893	923
Government National Mortgage Assn. 3.50% 2043[1]	827	851
Government National Mortgage Assn. 4.00% 2043[1]	920	941
Government National Mortgage Assn. 3.75% 2044[1]	1,615	1,679
Government National Mortgage Assn. 4.25% 2044[1]	769	802
Government National Mortgage Assn. 4.00% 2046[1]	4,786	4,910
Government National Mortgage Assn. 5.00% 2048[1]	36,905	38,717
Government National Mortgage Assn. 3.50% 2049[1,2]	16,000	16,446
Government National Mortgage Assn. 4.00% 2049[1,2]	60,303	62,376
Government National Mortgage Assn. 4.50% 2049[1,2]	247,861	257,776
Government National Mortgage Assn. 4.50% 2049[1]	84,561	88,220
Government National Mortgage Assn. 4.50% 2049[1]	49,388	51,514
Government National Mortgage Assn. 4.50% 2049[1]	18,266	19,060
Government National Mortgage Assn. 5.00% 2049[1]	34,586	36,326
Government National Mortgage Assn. 5.00% 2049[1]	23,872	25,065
Government National Mortgage Assn. 5.00% 2049[1]	21,011	22,019
Government National Mortgage Assn. 5.00% 2049[1,2]	10,436	10,908
Government National Mortgage Assn. 4.81% 2061[1]	4	4
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[1]	69,454	71,935
Government National Mortgage Assn. Pool #MA5932 4.50% 2049[1]	3,836	4,009
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	926	967
Government National Mortgage Assn. Pool #MA5933 5.00% 2049[1]	29,475	31,020
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[1]	6,512	6,842
Government National Mortgage Assn. Pool #773441 5.084% 2062[1]	40	40
Government National Mortgage Assn. Pool #AG8235 5.325% 2064[1]	3	3
Government National Mortgage Assn. Pool #AI2366 4.775% 2065[1]	373	377
Government National Mortgage Assn. Pool #AQ8290 5.024% 2066[1]	64	66
Government National Mortgage Assn. Pool #AQ8292 5.155% 2066[1]	129	130
Government National Mortgage Assn., Series 2011-H02, Class BA, 4.45% 2061[1,3]	23	23
Government National Mortgage Assn., Series 2016-H04, Class CI, interest only, 2.448% 2062[1,3]	4,630	45
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.685% 2066[1,3]	89,569	1,687
Uniform Mortgage-Backed Security 3.00% 2034[1,2]	188,340	191,055
Uniform Mortgage-Backed Security 3.50% 2034[1,2]	103,448	106,299
Uniform Mortgage-Backed Security 3.50% 2034[1,2]	15,618	16,039
American Funds Mortgage Fund — Page 5 of 12

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 3.50% 2049[1,2]	$ 39,439	$ 40,234
Uniform Mortgage-Backed Security 4.00% 2049[1,2]	10,000	10,321
Uniform Mortgage-Backed Security 4.50% 2049[1,2]	36,244	37,870
		3,640,153
Collateralized mortgage-backed obligations (privately originated) 1.71%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[1,3,5]	4,018	4,123
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 3.38% 2024[1,3]	3	3
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375% 2028[1,3,5]	20,106	20,104
Finance of America Structured Securities Trust, Series 2019-HB1, Class A, 3.279% 2069[1,3,5]	30,452	30,521
Homeward Opportunities Fund Trust, Series 2018-1, 3.766% 2048[1,3,5]	7,625	7,789
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 3.251% 2052[1,3,4,5]	6,710	6,710
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76% 2028[1,5]	4,740	4,736
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[1,3,5]	7,181	7,192
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 2028[1,3,5]	7,151	7,170
Reverse Mortgage Investment Trust, Series 2018-1, Class A, 3.436% 2028[1,3,5]	3,296	3,299
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[1,3,5]	9,254	9,269
Towd Point Mortgage Trust, Series 2017-5, Class A1, 3.03% 2057[1,3,5]	4,456	4,453
		105,369
Total mortgage-backed obligations		3,745,522
U.S. Treasury bonds & notes 22.27% U.S. Treasury 19.32%
U.S. Treasury 1.50% 2020	3,098	3,077
U.S. Treasury 2.75% 2020	71,000	71,618
U.S. Treasury 1.75% 2021	5,000	4,981
U.S. Treasury 2.00% 2021	24,000	24,028
U.S. Treasury 2.00% 2021	12,000	12,037
U.S. Treasury 2.25% 2021	10,000	10,057
U.S. Treasury 2.50% 2021	15,000	15,122
U.S. Treasury 2.75% 2021	6,000	6,115
U.S. Treasury 1.75% 2022	133,000	132,488
U.S. Treasury 1.75% 2022	20,000	19,921
U.S. Treasury 1.875% 2022	52,000	51,988
U.S. Treasury 1.875% 2022	44,000	43,979
U.S. Treasury 1.875% 2022	28,000	28,002
U.S. Treasury 2.00% 2022	25,500	25,584
U.S. Treasury 2.125% 2022	157,000	158,104
U.S. Treasury 2.125% 2022[6]	111,000	111,870
U.S. Treasury 1.625% 2023	35,321	34,932
U.S. Treasury 1.625% 2023	5,000	4,946
U.S. Treasury 2.50% 2023	24,679	25,259
U.S. Treasury 2.625% 2023	20,000	20,558
U.S. Treasury 2.75% 2023	90,000	92,843
U.S. Treasury 2.75% 2023	23,000	23,763
U.S. Treasury 2.875% 2023	90,000	93,542
U.S. Treasury 2.875% 2023	40,500	42,118
U.S. Treasury 2.125% 2024	10,000	10,087
U.S. Treasury 2.125% 2024	8,847	8,925
U.S. Treasury 2.25% 2024	5,000	5,075
U.S. Treasury 2.375% 2024	9,628	9,826
U.S. Treasury 2.50% 2024[6]	28,000	28,744
U.S. Treasury 2.875% 2025	9,000	9,458
American Funds Mortgage Fund — Page 6 of 12

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 2028	$ 6,676	$ 7,093
U.S. Treasury 2.375% 2029	3,000	3,065
U.S. Treasury 2.875% 2046[6]	21,000	22,284
U.S. Treasury 3.00% 2048[6]	15,000	16,283
U.S. Treasury 3.125% 2048	8,948	9,950
U.S. Treasury 3.375% 2048	2,800	3,267
		1,190,989
U.S. Treasury inflation-protected securities 2.95%
U.S. Treasury Inflation-Protected Security 0.625% 2023[7]	97,205	98,204
U.S. Treasury Inflation-Protected Security 2.125% 2041[7]	557	722
U.S. Treasury Inflation-Protected Security 0.75% 2042[6,7]	34,098	34,487
U.S. Treasury Inflation-Protected Security 1.375% 2044[6,7]	42,089	48,244
		181,657
Total U.S. Treasury bonds & notes		1,372,646
Asset-backed obligations 1.14%
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A2A, 2.71% 2021[1]	4,460	4,461
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 3.602% 2025[1,3,5]	458	459
Chase Issuance Trust, Series 2016-A5, Class A5, 1.27% 2021[1]	1,185	1,183
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75% 2021[1]	3,550	3,537
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 2021[1,5]	3,168	3,168
Drive Auto Receivables Trust, Series 2017-3, Class C, 2.80% 2022[1]	4,222	4,223
Drivetime Auto Owner Trust, Series 2018-2, Class A, 2.84% 2021[1,5]	7,096	7,096
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 2021[1,5]	2,083	2,080
Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.79% 2021[1,5]	6,587	6,587
Ford Credit Auto Owner Trust, Series 2014-2A, 2.31% 2026[1,5]	4,595	4,590
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 3.551% 2027[1,3,5]	5,285	5,290
Santander Drive Auto Receivables Trust, Series 2018-4, Class A2A, 3.07% 2021[1]	3,294	3,293
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.83% 2025[1,3]	141	137
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.627% 2025[1,3,5]	2,326	2,327
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A2A, 2.64% 2021[1]	10,004	10,008
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 2021[1,5]	8,997	9,000
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 2022[1,5]	2,507	2,505
		69,944
Corporate bonds & notes 0.00% Financials 0.00%
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.601% 2019[3,4,5,8]	107	107
Total bonds, notes & other debt instruments (cost: $5,116,972,000)		5,188,219
Short-term securities 26.26% Federal agency discount notes 21.49%
Federal Farm Credit Banks 2.43% due 7/22/2019	44,000	43,850
Federal Home Loan Bank 2.35%-2.43% due 6/11/2019-8/30/2019	1,259,800	1,255,672
Freddie Mac 2.42% due 6/5/2019	25,000	24,994
		1,324,516
American Funds Mortgage Fund — Page 7 of 12

unaudited
Short-term securities (continued) Commercial paper 3.85%	Principal amount (000)	Value (000)
Bank of New York Co., Inc. 2.38% due 6/3/2019	$ 22,200	$ 22,196
Chariot Funding, LLC 2.49%-2.53% due 6/7/2019-7/8/2019[5]	100,000	99,847
Emerson Electric Co. 2.42% due 6/11/2019[5]	40,000	39,970
IBM Credit LLC 2.42% due 6/25/2019[5]	50,000	49,915
Simon Property Group, LP 2.42% due 6/10/2019[5]	25,000	24,983
		236,911
U.S. Treasury bonds & notes 0.92%
U.S. Treasury Bill 2.37% due 6/4/2019	56,700	56,696
Total short-term securities (cost: $1,618,057,000)		1,618,123
Total investment securities 110.44% (cost: $6,735,029,000)		6,806,342
Other assets less liabilities (10.44)%		(643,186)
Net assets 100.00%		$6,163,156
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[9] (000)	Value at 5/31/2019[10] (000)	Unrealized appreciation (depreciation) at 5/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	8,456	October 2019	$1,691,200	$1,815,266	$ 8,813
5 Year U.S. Treasury Note Futures	Long	10,820	October 2019	1,082,000	1,269,913	11,325
10 Year U.S. Treasury Note Futures	Long	2,489	September 2019	248,900	315,481	4,716
10 Year Ultra U.S. Treasury Note Futures	Short	1,852	September 2019	(185,200)	(252,885)	(5,190)
20 Year U.S. Treasury Bond Futures	Long	988	September 2019	98,800	151,874	2,240
30 Year Ultra U.S. Treasury Bond Futures	Long	108	September 2019	10,800	18,984	647
						$22,551
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 5/31/2019 (000)
3-month USD-LIBOR	2.806%	8/29/2020	$ 80,500	$ (624)	$ —	$ (624)
2.622%	U.S. EFFR	9/14/2020	220,000	2,021	—	2,021
2.4825%	U.S. EFFR	12/26/2020	700,000	6,994	—	6,994
2.3995%	U.S. EFFR	1/11/2021	270,910	2,451	—	2,451
2.4035%	U.S. EFFR	1/11/2021	202,090	1,842	—	1,842
2.3755%	U.S. EFFR	2/6/2021	355,000	3,319	—	3,319
2.37%	U.S. EFFR	3/8/2021	243,000	2,416	—	2,416
2.284%	U.S. EFFR	3/19/2021	140,000	1,215	—	1,215
3-month USD-LIBOR	2.348%	4/1/2021	786,000	(4,539)	—	(4,539)
2.197%	U.S. EFFR	4/15/2021	395,000	3,033	—	3,033
3-month USD-LIBOR	1.217%	9/22/2021	70,000	1,172	—	1,172
3-month USD-LIBOR	1.225%	9/22/2021	70,000	1,159	—	1,159
3-month USD-LIBOR	1.2796%	10/11/2021	100,000	1,559	—	1,559
3-month USD-LIBOR	1.785%	3/27/2022	35,000	134	—	134
2.009%	3-month USD-LIBOR	10/4/2022	102,000	313	—	313
American Funds Mortgage Fund — Page 8 of 12

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 5/31/2019 (000)
2.1045%	3-month USD-LIBOR	10/31/2022	$125,000	$ 786	$ —	$ 786
3-month USD-LIBOR	2.2835%	1/5/2023	228,000	(2,925)	—	(2,925)
2.21875%	U.S. EFFR	3/14/2024	155,000	3,777	—	3,777
3-month USD-LIBOR	2.322%	5/2/2024	181,900	(3,342)	—	(3,342)
3-month USD-LIBOR	2.325%	5/2/2024	418,100	(7,741)	—	(7,741)
3-month USD-LIBOR	2.27%	12/5/2026	69,600	(1,288)	—	(1,288)
3-month USD-LIBOR	2.24%	12/5/2026	85,400	(1,400)	—	(1,400)
3-month USD-LIBOR	3.238%	8/8/2044	6,000	(1,112)	—	(1,112)
3-month USD-LIBOR	2.4945%	1/9/2045	7,000	(272)	—	(272)
3-month USD-LIBOR	2.454%	1/15/2045	7,000	(215)	—	(215)
3-month USD-LIBOR	2.525%	10/20/2045	10,000	(456)	—	(456)
3-month USD-LIBOR	2.516%	10/20/2045	15,000	(656)	—	(656)
3-month USD-LIBOR	2.5315%	10/26/2045	16,000	(751)	—	(751)
3-month USD-LIBOR	2.57067%	11/9/2045	6,600	(363)	—	(363)
3-month USD-LIBOR	2.6485%	11/16/2045	6,525	(463)	—	(463)
3-month USD-LIBOR	2.52822%	11/23/2045	13,350	(619)	—	(619)
3-month USD-LIBOR	2.59125%	12/16/2045	13,500	(802)	—	(802)
3-month USD-LIBOR	2.4095%	1/14/2046	10,000	(220)	—	(220)
3-month USD-LIBOR	1.991%	6/13/2046	6,000	389	—	389
3-month USD-LIBOR	1.9905%	6/13/2046	4,000	260	—	260
3-month USD-LIBOR	1.7985%	6/30/2046	12,000	1,261	—	1,261
U.S. EFFR	2.5635%	2/12/2048	45,279	(5,242)	—	(5,242)
2.98%	3-month USD-LIBOR	3/15/2048	2,800	412	—	412
2.9625%	3-month USD-LIBOR	3/15/2048	2,800	402	—	402
U.S. EFFR	2.4615%	3/15/2048	2,800	(262)	—	(262)
U.S. EFFR	2.485%	3/15/2048	2,800	(277)	—	(277)
2.917%	3-month USD-LIBOR	3/16/2048	5,600	748	—	748
U.S. EFFR	2.425%	3/16/2048	5,600	(479)	—	(479)
					$—	$1,615
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $138,824,000, which represented 2.25% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $363,290,000, which represented 5.89% of the net assets of the fund.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $42,295,000, which represented .69% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Value determined using significant unobservable inputs.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
American Funds Mortgage Fund — Page 9 of 12

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $2,522,367,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $3,731,871,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews
American Funds Mortgage Fund — Page 10 of 12

unaudited
changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$ —	$ 3,745,522	$ —	$ 3,745,522
U.S. Treasury bonds & notes	—	1,372,646	—	1,372,646
Asset-backed obligations	—	69,944	—	69,944
Corporate bonds & notes	—	—	107	107
Short-term securities	—	1,618,123	—	1,618,123
Total	$—	$6,806,235	$107	$6,806,342
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 27,741	$ —	$ —	$ 27,741
Unrealized appreciation on interest rate swaps	—	35,663	—	35,663
Liabilities:
Unrealized depreciation on futures contracts	(5,190)	—	—	(5,190)
Unrealized depreciation on interest rate swaps	—	(34,048)	—	(34,048)
Total	$22,551	$ 1,615	$—	$24,166
*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Mortgage Fund — Page 11 of 12

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-042-0719O-S73079	American Funds Mortgage Fund — Page 12 of 12